Note 11 - Deposits - Deposits and Weighted Average Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Noninterest checking, weighted average rate	0.00%	0.00%
Noninterest checking, amount	$ 172,007	$ 158,024
Noninterest checking, percent of total	27.10%	26.70%
NOW accounts, weighted average rate	0.05%	0.07%
NOW accounts, amount	$ 90,599	$ 92,670
NOW accounts, percent of total	14.30%	15.60%
Savings accounts, weighted average rate	0.08%	0.08%
Savings accounts, amount	$ 75,255	$ 74,238
Savings accounts, percent of total	11.80%	12.50%
Money market accounts, weighted average rate	0.40%	0.25%
Money market accounts, amount	$ 186,937	$ 165,179
Money market accounts	29.40%	27.90%
Amount	$ 524,798	$ 490,111
Percent of total	82.60%	82.70%
Certificates, amount	$ 110,803	$ 102,700
Certificates, percent of total	17.40%	17.30%
Total certificates, weighted average rate	0.94%	0.61%
Total deposits, weighted average rate	0.30%	0.20%
Total deposits	$ 635,601	$ 592,811
Total deposits, percent of total	100.00%	100.00%
Range 1 [Member]
Certificates, amount	$ 58,444	$ 79,628
Certificates, percent of total	9.20%	13.40%
Range 1 [Member] | Minimum [Member]
Certificate interest rate	0.00%
Range 1 [Member] | Maximum [Member]
Certificate interest rate	0.99%
Range 2 [Member]
Certificates, amount	$ 43,691	$ 22,958
Certificates, percent of total	6.90%	3.90%
Range 2 [Member] | Minimum [Member]
Certificate interest rate	1.00%
Range 2 [Member] | Maximum [Member]
Certificate interest rate	1.99%
Range 3 [Member]
Certificates, amount	$ 8,550	$ 0
Certificates, percent of total	1.30%	0.00%
Range 3 [Member] | Minimum [Member]
Certificate interest rate	2.00%
Range 3 [Member] | Maximum [Member]
Certificate interest rate	2.99%
Range 4 [Member]
Certificates, amount	$ 118	$ 114
Certificates, percent of total	0.00%	0.00%
Range 4 [Member] | Minimum [Member]
Certificate interest rate	3.00%
Range 4 [Member] | Maximum [Member]
Certificate interest rate	3.99%